Income Tax	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
INCOME TAX

17.    INCOME TAX

Income tax recognized in the statement of operations:

	Year ended
	December 31, 2022	December 31, 2021
Current tax
Current tax expense in respect of the current year	$296	$—

Deferred tax
Deferred tax expense (recovery) in the current year	(6,650)	950
Total income tax expense recognized in the current year	$(6,354)	$950

The reconciliation of income tax expense attributable to loss before income taxes differs from the amounts computed by applying the combined federal and provincial combined tax rate of 27% (2021 — 27%) of pre-tax loss as a result of the following:

	Year ended
	December 31, 2022	December 31, 2021
Net loss before income tax	$(72,455)	$(44,681)
Expected federal income tax recovery calculated at 27%(a)	(19,563)	(12,064)
Effect of income/expenses, net, that are not (taxable)/deductible (permanent differences) in determining taxable profit	591	3,493
Tax rates differences applicable to foreign subsidiaries	616	(708)
Loss related to loan conversion	(319)	—
Change valuation allowance	13,825	7,988
Foreign exchange	—	1,226
Changes in tax rates	—	950
Intangible asset impairment – effect of tax rate difference	(1,520)	—
Other	16	65
Income tax expense	$(6,354)	$950

____________

(a)      Due to the substantial alignment of the taxable income base between Canada and its provinces, the combined federal and provincial rate has been used as the reconciliation rate.

The following net deferred tax assets are not recognized in the consolidated financial statements due to the unpredictability of future income as of the periods presented:

	Year ended
	December 31, 2022	December 31, 2021
Deferred tax asset (liability)
Non-capital losses carry forward	$36,794	$24,139
Capital losses carryforward	516	98
Other	4,222	3,765
Property, plant and equipment	978	595
Intangibles	625	581
Deferred tax assets	$43,135	$29,178
Valuation allowance	(42,338)	(28,513)
Intangible assets	—	(6,650)
Investments	(600)	—
Other	(197)	(665)
Net deferred tax liability	$—	$(6,650)

As at December 31, 2022, the Company has operating losses, which may be carried forward to apply against future year’s income tax for income tax purposes, subject to final determination by taxation authorities and expiring as follows:

	Canada	United States	Colombia	United Kingdom	Portugal	Germany	Total
2030	$—	$—	$2,689	$—	$—	$—	$2,689
2031	—	—	12,395	—	1,802	—	$14,197
2032	—	—	6,135	—	3,859	—	$9,994
2033	—	—	7,591	—	3,925	—	$11,516
2034	—	—	25,247	—	7,778	—	$33,025
2037	—	641	—	—	—	—	$641
2038	—	—	—	—	—	—	$—
2039	479	—	—	—	—	—	$479
2040	10,824	—	—	—	—	—	$10,824
2041	8,675	—	—	—	—	—	$8,675
2042	7,090	—	—	—	—	—	$7,090
Indefinite	—	15,692	—	49	—	10,350	$26,091
Total	$27,068	$16,333	$54,057	$49	$17,364	$10,350	$125,221

Should all of the deferred tax assets be recognized as an asset in the future, approximately $390 of the benefit would be credited to share capital. Due to the losses sustained by the Company in the current and prior periods, no amount of deferred tax related to investments in subsidiaries has been recognized.

Uncertain Tax Benefits

The Company has recorded no provisions for, or reserved amounts related to unrecognized deferred tax assets in respect of, uncertain tax benefits for the year ended December 31, 2022 and 2021, and there are no foreseeable changes for the 12 months following December 31, 2022. During the years ended December 31, 2022 and 2021, the Company recorded $109 and $44, respectively of interest or penalties related to Canadian foreign reporting late filing penalties. All years since the incorporation of the Company and its subsidiaries remain open to be audited by tax authorities.